CONSOLIDATED INCOME STATEMENTS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Net revenues:
Product sales	$ 798,109	$ 661,527
Product sales - related party	2,736	2,663
Processing services	3,963
Total net revenues	802,072	661,527
Cost of revenues:
Product sales	698,087	634,796
Product sales - related party	2,559	2,845
Processing services	3,062
Total cost of revenues	701,149	634,796
Gross profit	100,923	26,731
Operating expenses (income):
Sales and marketing	44,989	34,915
General and administrative	33,731	26,401
Research and development	25,698	20,989
Other operating income	(5,359)	(5,577)
Total operating expenses	99,059	76,728
(Loss) income from operations	1,864	(49,997)
Non-operating expenses (income):
Interest income	(2,501)	(3,496)
Interest expense	24,528	27,093
Foreign exchange losses (gains)	(187)	4,089
(Gains) losses on derivatives, net	518	(5,027)
Gain on disposal of subsidiaries	(2,615)
Fair value change of warrant liability	(2,048)
Loss before income tax, noncontrolling interests	(15,831)	(72,656)
Income tax benefit	1,997	12,579
Net loss	(13,834)	(60,077)
Less: net loss attributed to noncontrolling interests	(4)	(12)
Net loss attributed to ReneSola Ltd	$ (13,830)	$ (60,065)
Loss per share
Basic (in dollars per share)	$ (0.07)	$ (0.35)
Diluted (in dollars per share)	$ (0.07)	$ (0.35)
Weighted average number of shares used in computing loss per share
Basic (in shares)	203,370,722	172,825,384
Diluted (in shares)	203,370,722	172,825,384